EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2024	2023	2022
Net income	223,214	112,268	461,847

(in thousands)	2024	2023	2022
Weighted average number of shares outstanding - basic	199,911	199,924	200,685
Dilutive impact of stock options	81	557	503
Weighted average number of shares outstanding - diluted	199,992	200,481	201,188